Disposition of Subsidiary	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Disposition of Subsidiary

Note 5 – Disposition of Subsidiaries

Disposition of UGSSB

On November 4, 2020, UG Digitech Private Limited (“UGD”), the Company’s 98.3% owned subsidiary, sold 60% of the equity interests in UG Digital Sdn. Bhd. (“UGDSB”) to two individuals, one unrelated third party and one related party who had 26% ownership in KRHPL, (“individual buyers”) for a total consideration of MYR 2.0 (“UGDSB transaction”). The UGDSB transaction result in a loss of control of the subsidiary while the Company retained 40% noncontrolling equity interest in UGDSB. UGDSB is not a significant subsidiary and the disposition of 60% of the equity interests in UGDSB did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. As a result, the results of operations for UGDSB were not reported as discontinued operations under the guidance of ASC 205 “Presentation of Financial Statements.” For the year ended December 31, 2020, the Company recognized a gain of $113,405 on the disposal of the 60% of the equity (deficit) interests in UGDSB under other income. In addition, the Company considered the retained value of $0 as part of the Company’s impairment assessment immediately prior to the disposal date since UGDSB has been operating at losses with accumulated deficit.

Disposition of TGC

On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (“TGC transaction”). TGC is not a significant subsidiary and the disposition of all of the equity interests in TGC did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. As a result, the results of operations for TGC were not reported as discontinued operations under the guidance of ASC 205 “Presentation of Financial Statements.” For the six months ended June 30, 2022, the Company recognized a gain of $30,055 on the disposal of all of the equity (deficit) interests in TGC.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Note 4 – Disposition of Subsidiary

Disposition of TGC

On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (“TGC transaction”). TGC is not a significant subsidiary and the disposition of all of the equity interests in TGC did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. As a result, the results of operations for TGC were not reported as discontinued operations under the guidance of ASC 205 “Presentation of Financial Statements.” For the nine months ended September 30, 2022, the Company recognized a gain of $30,055 on the disposal of all of the equity (deficit) interests in TGC.